Shareholders' Equity (Details) - USD ($)					12 Months Ended
		Aug. 08, 2022	Aug. 25, 2021	Nov. 13, 2020	Jun. 30, 2023	Mar. 15, 2023	Jun. 30, 2022
Shareholders' Equity (Details) [Line Items]
Number of shares					100,000,000
Shares per share value (in Dollars per share)					$ 0.02
Description of reverse split		On August 8, 2022, the Company amended its Memorandum of Association to reverse split the authorized number of shares at a ratio of 1-for-2 share to 35 million shares with par value of US$0.16 per share, and reverse split the issued shares from 17,652,743 shares at par value of US$0.08 per share to 8,826,374 ordinary shares with par value of $0.16 per share. The reverse split is considered part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note1).		On November 13, 2020, the Company amended its Memorandum of Association to reverse split the authorized number of shares at a ratio of 1-for-4 share to 25 million shares with par value of US$0.08 per share, and reverse split the issued shares from 70,610,963 shares at par value of US$0.02 per share to 17,652,743 ordinary shares with par value of $0.08 per share. The reverse split is considered part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented.
Ordinary shares, shares Outstanding	[1]				10,326,374		8,826,374
Ordinary shares, shares issued	[1]				10,326,374		8,826,374
Total restricted net assets amount (in Dollars)					$ 21,071,864		$ 16,535,529
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Increase in authorized shares					70,000,000
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Increase in authorized shares					25,000,000
Class A Ordinary shares
Shareholders' Equity (Details) [Line Items]
Number of shares					60,000,000
Stockholders equity note changes in capital structure subsequent increases to par value of common shares (in Dollars per share)			$ 0.08
Ordinary shares, shares Outstanding					6,496,874		4,996,874
Ordinary shares, shares issued					6,496,874	1,500,000	4,996,874
Class A Ordinary shares | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Class A ordinary shares have been changed		60,000,000		60,000,000
Increase in authorized shares			60,000,000		60,000,000
Class A Ordinary shares | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Class A ordinary shares have been changed		30,000,000		15,000,000
Increase in authorized shares			15,000,000		15,000,000
Class B Ordinary shares
Shareholders' Equity (Details) [Line Items]
Number of shares					40,000,000
Ordinary shares, shares Outstanding					3,829,500		3,829,500
Ordinary shares, shares issued					3,829,500		3,829,500
Class B Ordinary shares | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Class A ordinary shares have been changed		10,000,000		40,000,000
Increase in authorized shares					10,000,000
Class B Ordinary shares | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Class A ordinary shares have been changed		5,000,000		10,000,000
Increase in authorized shares					10,000,000
PRC [Member]
Shareholders' Equity (Details) [Line Items]
Total restricted net assets amount (in Dollars)					$ 624,097		$ 624,097

[1]	Retrospectively restated for effect of 1-for-4 reverse split on November 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.